Other Commitments with Third Parties and Other Contingent Liabilities	12 Months Ended
Dec. 31, 2019
Other Commitments with Third Parties and Other Contingent Liabilities
Other Commitments with Third Parties and Other Contingent Liabilities

(29)    Other Commitments with Third Parties and Other Contingent Liabilities

(a)Guarantees

The Group has no significant guarantees extended to third parties.

(b)Guarantees committed with third parties

The Group has no significant guarantees extended to third parties, except for those described in note 21.

(c)Obligations with personnel

The Group’s annual contribution to defined contribution pension plans of Spanish Group companies for 2019 has amounted to Euros 833 thousand (Euros 777 thousand for 2018).

In successive years this contribution will be defined through labor negotiations.

In the event that control is taken of the Company, the Group has agreements with 63 employees/directors whereby they can unilaterally rescind their employment contracts with the Company and are entitled to termination benefits ranging from 2 to 5 years’ salary.

The Group has contracts with five executives entitling them to termination benefits ranging from one to four years of their salary in different circumstances.

Restricted Share Unit Retention Plan

Fod the annual bonus, the Group established a Restricted Share Unit Retention Plan (RSU Plan), for eligible employees. Under this plan, employees can choose to receive up to 50% of their yearly bonus in non-voting Class B ordinary shares (Grifols Class B Shares) or Grifols American Depositary Shares (Grifols ADS), and the Group will match this with an additional 50% of the employee’s choice of RSUs.

Grifols Class B Shares and Grifols ADS are valued at grant date.

These RSU’s will have a vesting period of 2 years and 1 day and, subsequently, the RSU’s will be exchanged for Grifols Class B Shares or Grifols ADS (American Depositary Share representing 1 Class B Share).

If an eligible employee leaves the Company or is terminated before the vesting period, he/she will not be entitled to the additional RSU’s.

At 31 December 2019, the Group has settled the RSU plan of 2016 for an amount of Euros 8,546 thousand (Euros 7,914 thousand at 31 December 2018 corresponding to the RSU plan of 2015).

This commitment is treated as equity instrument and the amount totals Euros 12,498 thousand at 31 December 2019 (Euros 12,652 thousand at 31 December 2018).

Savings plan and profit-sharing plan

The Group has a defined contribution plan (savings plan), which qualifies as a deferred salary arrangement under Section 401 (k) of the Internal Revenue Code (IRC). Once eligible, employees may elect to contribute a portion of their salaries to the savings plan, subject to certain limitations. The Group matches 100% of the first 4% of employee contributions and 50% of the next 2%. Group and employee contributions are fully vested when contributed. The total cost of matching contributions to the savings plan was US Dollars 29.4 million in 2019 (US Dollars 20.7 million in 2018).

Other plans

The Group has a defined benefit pension plan for certain former Talecris Biotherapeutics, GmbH employees in Germany as required by statutory law. The pension cost relating to this plan is not material for the periods presented.

(d)Purchase commitments

Details of the Group’s commitments of raw materials at 31 December 2019 are as follows:

Thousands of Euros
2020	202,996
2021	107,249
2022	1,713
2023	1,312
2024	1,126
More than 5 years	1,783

(e)Judicial procedures and arbitration

Details of legal proceedings in which the Company or Group companies are involved are as follows:

•ORTHO-CLINICAL DIAGNOSTICS, INC., GRIFOLS DIAGNOSTIC SOLUTIONS, INC. adv. SIEMENS HEALTHCARE DIAGNOSTICS, INC.

Served:  20 November 2018

Contract Dispute

Ortho-Clinical Diagnostics, Inc. ("Ortho") and Grifols Diagnostic Solutions, Inc. ("GDS") dispute with Siemens Healthcare Diagnostics, Inc. ("Siemens") regarding sales and commissions under the Supply and Agency Agreement.

NEXT ACTION:  Dispute Resolution initiated per the Supply and Agency Agreement. Common Interest and Joint Defense Agreement entered between Ortho and GDS.  Several meeting with executives and counsel took place in June, September and October 2019. Notice of arbitration filed on 4 December 2019. Siemens filed counterclaims on 10 December 2019. Parties identified prospective arbitrators for panel.

•BIOMERIEUX, S.A., et al. v. HOLOGIC, INC., GRIFOLS, S.A., GRIFOLS DIAGNOSTIC SOLUTIONS INC.

Served: 9 February 2017

US District Court for the Middle District of North Carolina

Patent Infringement, Case No. 1:17-CV-102

bioMérieux alleges infringement of U.S. Patent Nos. 8,697,352 and 9,074,262 by Hologic Inc. ("Hologic"), GDS and Grifols SA ("GSA") with respect to identified HIV Assays.

NEXT ACTION: The Court issued its ruling on the summary judgment motion, prompting bioMérieux to dismiss claims related to the 9,074,262 patent. A jury trial was held surrounding only claims related to the 8,697,352 patent. On February 25, 2020, the jury returned a verdict in favor of Hologic and Grifols in the U.S. District Court in Delaware. Specifically, the jury held that all claims of the patent asserted by bioMérieux in the case were invalid (1) because they were anticipated by Hologic’s prior invention of the underlying technology and (2) due to obviousness. As a result of this ruling, Hologic and Grifols do not owe any damages to bioMérieux and may continue to sell, service and support the affected Procleix and Aptima products without restriction. BioMérieux may still file post-trial motions and appeal the verdict.

•NOVARTIS VACCINES AND DIAGNOSTICS, INC., NOVARTIS PHARMA AG, and GRIFOLS WORLDWIDE OPERATIONS LIMITED v. REGENERON PHARMACEUTICALS, INC.

Served: 24 May 2018 on Regeneron

US District Court for the Southern District of New York White Plains Division

Patent Infringement, Civil Action No. 7:18-cv-2434

Novartis Vaccines and Diagnostics, Inc., Novartis Pharma AG, and Grifols Worldwide Operations Limited ("GWWO") allege patent infringement of U.S. Patent No. 5,688,688 ("the '688 patent").

NEXT ACTION: Joint Defense Agreement with Novartis.  Defendants filed a motion to dismiss willful infringement claims on 2 August 2018, which was denied on 24 October 2018. Deposition of Seamus McCooey as 30(b)(6) witness for GWWO taken on 21 March 2019.  Court-ordered mediation was held 30 May 2019 with no resolution. Regeneron filed an IPR on 14 May 2019 with the PTAB with respect to the 688 patent.  Following the Court's decision on the claim construction, the Court issued its Judgement of Noninfringement and Order of Dismissal on 5 September 2019, parties to bear their own fees and costs. The IPR was dismissed by the PTAB following the parties' Joint Motion to Dismiss of October 2019. The time to appeal has passed and these matters are now closed.

•ABBOTT LABORATORIES v. GRIFOLS DIAGNOSTIC SOLUTIONS INC., GRIFOLS WORLDWIDE OPERATIONS LIMITED AND NOVARTIS VACCINES AND DIAGNOSTICS, INC.

Served:  8 October 2019

US District Court, Northern District of Illinois

Patent Infringement, Civil Action No. 1:19-cv-6587

Abbott Laboratories (“Abbott”), GDS, GWWO and Novartis Vaccines and Diagnostics, Inc. are in dispute over unpaid royalties payable by Abbott to GDS and Ortho-Clinical Diagnostics (“Ortho”) under an HIV License and Option agreement dated 16 August 2019  (the “HIV License”).  On 12 September 2019, GDS and Ortho filed Notice of Arbitration.  On 3 October 2019, Abbott terminated the HIV License and filed for Declaratory Relief seeking to invalidate the licensed patent.  GDS filed Motions to Dismiss and to Compel Arbitration, but the Court continued all pending Motions and referred the parties to a magistrate for a mandatory settlement conference.  On the 5th February the parties attended a Mandatory Settlement Conference ordered by the District Judge, with the Magistrate Judge presiding. No satisfactory settlement was reached. On March 16, 2020, Grifols and Ortho filed an answer and counterclaim to the litigation, while simultaneously pursuing arbitration for the pre-termination amount owed by Abbot. The arbitration hearing is set for June 15-16, 2020. The arbitration ruling is due on or before July 7, 2020.